FI - Fair value, unfunded commitments, term of redemption conditions (Details 12) - CHF (SFr) SFr in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 480	SFr 514
Redeemable	106	429
Total fair value	586	943
Unfunded commitments	135	177
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable with known Liquidation Periods	290	276
Nonredeemable with unknown Liquidation Periods	190	238
Redeemable on demand with notice period less than 30 days	63	234
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	80	128
Redeemable	95	415
Total fair value	175	543
Unfunded commitments	0	14
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	400	386
Redeemable	11	14
Total fair value	411	400
Unfunded commitments	135	163
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	13	13
Redeemable	0	1
Total fair value	13	14
Unfunded commitments	1	1
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	88	58
Redeemable	0	0
Total fair value	88	58
Unfunded commitments	52	48
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	299	315
Redeemable	11	13
Total fair value	310	328
Unfunded commitments	SFr 82	SFr 114